Consolidated Statement of Changes in Stockholders' Deficit Equity - USD ($)	Total	ECP Environmental Growth Opportunities Corp	Common Stock	Common Stock Class B Common Stock ECP Environmental Growth Opportunities Corp	Preferred Stock Convertible Preferred Stock	Additional Paid-In Capital	Additional Paid-In Capital ECP Environmental Growth Opportunities Corp	Retained Earnings (Accumulated Deficit)	Retained Earnings (Accumulated Deficit) ECP Environmental Growth Opportunities Corp	Treasury Stock
Beginning balance at Dec. 31, 2019	$ (31,412,734)		$ 119		$ 66,290,289	$ 2,525,228		$ (33,717,081)		$ (221,000)
Beginning balance, Shares at Dec. 31, 2019			1,194,163		15,430,205					(650,000)
Beginning balance at Dec. 31, 2019	(31,412,734)		$ 119		$ 66,290,289	2,525,228		(33,717,081)		$ (221,000)
Beginning balance, Shares at Dec. 31, 2019			1,194,163		15,430,205					(650,000)
Excess cash received over fair value of Private Placement Warrants	200,373					200,373
Net Income(loss)	(21,671,394)							(21,671,394)
Issuance preferred stock (Series B)					$ 7,999,961
Issuance preferred stock (Series B) , Shares					593,029
Exercise of stock options and release of notes' recourse provision	6,751		$ 224			6,527
Exercise of stock options and release of notes' recourse provision , Shares			2,233,392
Stock-based compensation	992,080					992,080
Ending balance at Dec. 31, 2020	(51,884,924)	$ 24,980	$ 343	$ 863	$ 74,290,250	3,724,208	$ 24,137	(55,388,475)	$ (20)	$ (221,000)
Ending balance, Shares at Dec. 31, 2020			3,427,555	8,625,000	16,023,234		24,137			(650,000)
Ending balance at Dec. 31, 2020	(51,884,924)	24,980	$ 343	$ 863	$ 74,290,250	3,724,208	$ 24,137	(55,388,475)	(20)	$ (221,000)
Ending balance, Shares at Dec. 31, 2020			3,427,555	8,625,000	16,023,234		24,137			(650,000)
Beginning balance at Oct. 28, 2020		0		$ 0					0
Beginning balance, Shares at Oct. 28, 2020				0			0
Issuance of common stock to Sponsor		25,000		$ 863			$ 24,137		0
Issuance of common stock to Sponsor, Shares				8,625,000
Net Income(loss)		(20)							(20)
Ending balance at Dec. 31, 2020	(51,884,924)	24,980	$ 343	$ 863	$ 74,290,250	3,724,208	$ 24,137	(55,388,475)	(20)	$ (221,000)
Ending balance, Shares at Dec. 31, 2020			3,427,555	8,625,000	16,023,234		24,137			(650,000)
Beginning balance at Dec. 31, 2020	(51,884,924)	24,980	$ 343	$ 863	$ 74,290,250	3,724,208	$ 24,137	(55,388,475)	(20)	$ (221,000)
Beginning balance, Shares at Dec. 31, 2020			3,427,555	8,625,000	16,023,234		24,137			(650,000)
Excess cash received over fair value of Private Placement Warrants	2,245,000	41,360				2,245,000	$ 41,360
Remeasurement of Class A Common Stock to redemption value		(32,015,603)					(65,497)		(31,950,106)
Net Income(loss)	(67,883,898)	5,953,450						(67,883,898)	5,953,450
Exercise of stock options and release of notes' recourse provision	$ 87,580		$ 61			87,519
Exercise of stock options and release of notes' recourse provision , Shares	106,480		611,980
Stock-based compensation	$ 855,396					855,396
Issuance of equity warrants to related party	2,200,658					2,200,658
Ending balance at Dec. 31, 2021	$ (114,380,188)	$ (25,995,813)	$ 404	$ 863	$ 74,290,250	$ 9,112,781	$ 0	$ (123,272,373)	$ (25,996,676)	$ (221,000)
Ending balance, Shares at Dec. 31, 2021			4,039,535	8,625,000	16,023,234					(650,000)